3. Summary of Significant Accounting Policies: (d) Financial Instruments: Schedule of Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Jun. 30, 2023
Tables/Schedules
Schedule of Financial Assets and Financial Liabilities
Cash	FVTPL
Due to/from related parties	Amortized cost
Accounts payable	Amortized cost
Loan payable	Amortized cost
Lease liabilities	Amortized cost
Derivative liabilities	FVTPL